Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer matching contribution	$ 1.7	$ 1.7